CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,568	$ 1,359
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	779	66
Change in fair value of derivatives, net	(1,285)	(29)
Gain on bargain purchase	(4,623)	0
Equity in loss of affiliated company	(41)	41
Change in deferred taxes, net	(322)	4
Accrued interests on bank loans	83	0
Amortization of discount and change in the value of long term notes and convertible debenture, net	562	0
Changes in operating assets and liabilities (net of impact of acquisition):
Increase (decrease) in trade account receivables	2,008	(3,415)
Decrease in inventories	1,818	659
Increase (decrease) in accrued severance pay, net	(3)	139
Decrease in other account receivables	(637)	(207)
Increase (decrease) in trade account payables	819	(612)
Increase in other account payables	266	0
Net cash used in operating activities	3,993	(1,995)
Net cash provided by operating activities - discontinued operations	0	51
Net cash provided by (used in) operating activities	3,993	(1,944)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in long term deposit and restricted cash	0	(1)
Purchase of property and equipment	(615)	(293)
Marketable securities	(254)	0
Acquisition of newly-consolidated subsidiary, net of cash acquired (Appendix A)	1,580	0
Net cash provided by (used in) investing activities	711	(294)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit	4,033	(256)
Issuance of note and warrants	3,000	0
Receipt of long term loan	2,373	0
Repayment of convertible note	(695)	0
Repayment of long term debt to banks	(1,131)	0
Repayment of loans from related parties	0	(1,127)
Proceeds from long-term debt	0	6,141
Acquisition of non-controlling interests	(246)	(1,500)
Repayment of long-term notes	(2,500)	(414)
Net cash provided by financing activities	4,834	2,844
NET CASH DECREASE IN CASH AND CASH EQUIVALENTS	9,538	606
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	940	626
TRANSLATION ADJUSTMENT ON CASH AND CASH EQUIVALENTS	133	(292)
CASH AND CASH EQUIVALENTS AT END OF PERIOD	10,611	940
Supplemental disclosure of cash flow information:
Interest	581	233
Taxes	95	51
Acquisition of newly-consolidated subsidiary, net of cash acquired:
Working capital, other than cash	(8,308)
Derivative asset-call options	(404)
Property and equipment	(1,400)
Intangible assets	(1,961)
Gain on bargain purchase	4,623
Derivative liability-put option	163
Non-current liabilities	1,771
Non-controlling interest	7,096
Net cash provided by acquisition	$ 1,580